FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	Jun. 28, 2019	Dec. 31, 2018	Jun. 29, 2018
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 6,300	€ 5,600
Assets	19,090	18,216	€ 18,619
Liabilities	12,755	11,652	€ 11,789
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	6,600	5,700
Derivatives | Level 2 | Recurring
Disclosure Of Fair Value Measurement [Line Items]
Assets	13	15
Derivatives | Level 2 | Recurring
Disclosure Of Fair Value Measurement [Line Items]
Liabilities	€ 61	€ 71